Accounts Payable - Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services (Details) - Previously Reported [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable - Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services (Details) [Line Items]
Accounts payable	$ 5,084	$ 1,138
Total	$ 5,084	$ 1,138